Business Combination - Additional Information (Details) - JPY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition
Gain from bargain purchases			¥ 6,487
Amount of intangibles acquired		¥ 102,875	75,262
Revenues		3,341,617	3,908,264
Net loss		(539,170)	17,335
Minimum
Business Acquisition
Royalty rate of fair value measurements for unobservable inputs (as a percent)	1.20%
Discount rate of fair value measurements for unobservable inputs (as a percent)	11.30%
Maximum
Business Acquisition
Royalty rate of fair value measurements for unobservable inputs (as a percent)	2.50%
Discount rate of fair value measurements for unobservable inputs (as a percent)	14.00%
Reacquired franchise rights
Business Acquisition
Amount of intangibles acquired		¥ 17,973	9,802
Reacquired franchise rights | Minimum
Business Acquisition
Useful life		1 year
Reacquired franchise rights | Maximum
Business Acquisition
Useful life		5 years
Relaxation Salons
Business Acquisition
Gain from bargain purchases		¥ 0	6,487
Revenues		375,148	799,788
Net loss		(26,595)	107,145
Relaxation Salons | Reacquired franchise rights
Business Acquisition
Amount of franchise rights reacquired		¥ 12,690	¥ 6,519
Useful life of reacquired franchise rights		3 years